Nature of Operations and Summary of Significant Accounting Policies - Gift Cards (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 30, 2013	Dec. 31, 2012	Dec. 26, 2011	Dec. 30, 2013 Gift Card Intermediary
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Gift card breakage revenue	$ 0.3	$ 0	$ 0
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gift card administration fees				$ 0.2